UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1997

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sand Hill Advisors, Inc.
Address:  3000 Sand Hill Road
          Building 3, Suite 150
          Menlo Park, CA  94025

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all rquired items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Connie Robles
Titles: Manager, Corporate Administration
Phone:  (650) 854-9150
Signature, Place, and Date of Signing:

Connie Robles     Menlo Park, CA     May 13, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:


List of Other Included Manager:

No.    13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASYST Technologies, Inc.       COM              04648x107     1389   101050 SH       SOLE                                     101050
Abbott Labs                    COM              002824100     2626    56100 SH       SOLE                    30700             25400
Airtouch                       COM              00949T100     2946    30490 SH       SOLE                    20000             10490
Albertson's                    COM              013104104     3073    56450 SH       SOLE                    26850             29600
American Home Products         COM              026609107      349     5344 SH       SOLE                                       5344
American Intl Grp              COM              026874107      496     4116 SH       SOLE                     3691               425
Ameritech                      COM              030954101     5171    89730 SH       SOLE                    46740             42990
Amgen                          COM              031162100     5215    69650 SH       SOLE                    40590             29060
Apartment Investment & Mgmt Co COM              03748R101     5268   145315 SH       SOLE                    75625             69690
Applied Micro Circuits Corp    COM              03822w109      953    22285 SH       SOLE                    22285
Aspect Development             COM              045234101     1060    45583 SH       SOLE                    45583
Bank of New York               COM              064057102      253     7040 SH       SOLE                                       7040
BankAmerica Corp               COM              06605F102      837    11848 SH       SOLE                     3943              7905
Becton, Dickinson              COM              075887109     5927   154700 SH       SOLE                    83270             71430
Bell Atlantic                  COM              077853109      256     4948 SH       SOLE                     1680              3268
Biogen                         COM              090597105      297     2600 SH       SOLE                     2000               600
Bristol-Myers Squibb           COM              110122108      205     3200 SH       SOLE                                       3200
Broadcom Class B - Restricted  COM              111320404     7967   129285 SH       SOLE                                     129285
Broadcom Corporation           COM              111320107    25777   418285 SH       SOLE                                     418285
C-Cube Microsystems            COM              125015107      964    48679 SH       SOLE                    48679
Cambridge Tech Partners Inc    COM              132524109      920    66325 SH       SOLE                    35975             30350
Chemtrak                       COM              163877103        1    40116 SH       SOLE                    40116
Chevron                        COM              166751107      742     8362 SH       SOLE                     1000              7362
Cisco Systems                  COM              17275R102     2218    20243 SH       SOLE                     8040             12203
Coca Cola                      COM              191216100      284     4620 SH       SOLE                     1420              3200
Cygnus Corp                    COM              232560102     2784   371183 SH       SOLE                                     371183
Dover Corp                     COM              260003108     4751   144518 SH       SOLE                    76920             67598
EMC Corp                       COM              268648102     6466    50615 SH       SOLE                    23660             26955
Enron                          COM              293561106      603     9380 SH       SOLE                     6876              2504
Exxon                          COM              302290101      846    11994 SH       SOLE                     1360             10634
Fedl Natl Mort Assn            COM              313586109      838    12100 SH       SOLE                     3700              8400
Flextronics                    COM              339383101     1442    28274 SH       SOLE                    24082              4192
Fusion Medical                 COM              361128101     1118   212995 SH       SOLE                   212995
GATX                           COM              361448103     1019    30950 SH       SOLE                    13350             17600
GTE                            COM              362320103      709    11718 SH       SOLE                     8240              3478
General Electric               COM              369604103      934     8440 SH       SOLE                     6490              1950
Gillette                       COM              375766102      260     4382 SH       SOLE                     3120              1262
HCR Manor Care                 COM              404134108     3291   144260 SH       SOLE                    75510             68750
Halliburton                    COM              406216101      272     7060 SH       SOLE                     4860              2200
Hewlett Packard                COM              428236103      457     6738 SH       SOLE                     2292              4446
Host Marriott                  COM              441078102      147    13214 SH       SOLE                                      13214
Hyperion Solutions Corporation COM              44914m104      469    32373 SH       SOLE                    32373
IBM                            COM              459200101      789     4452 SH       SOLE                                       4452
Intel                          COM              458140100     7841    65958 SH       SOLE                    34025             31933
International Network Services COM              460053101     2443    34932 SH       SOLE                    34932
Johnson & Johnson              COM              478160104     2583    27627 SH       SOLE                    16420             11207
Johnson Controls               COM              478366107     5689    91200 SH       SOLE                    46860             44340
Leggett & Platt                COM              524660107     3548   177400 SH       SOLE                   101565             75835
MBIA Inc                       COM              55262c100     4567    78750 SH       SOLE                    44970             33780
MGIC Investment Corp           COM              552848103     3932   112150 SH       SOLE                    55200             56950
Manpower Inc                   COM              56418h100     3052   130550 SH       SOLE                    82515             48035
Marriott International         COM              571900109      298     8873 SH       SOLE                                       8873
Merck                          COM              589331107     1070    13360 SH       SOLE                      200             13160
Microsoft                      COM              594918104      412     4600 SH       SOLE                     1600              3000
Mobil                          COM              607059102     5433    61734 SH       SOLE                    34550             27184
Morgan Stanley, Dean Witter, D COM              617446448      234     2344 SH       SOLE                                       2344
Nabors Industries              COM              629568106     4585   252070 SH       SOLE                   137170            114900
Newell Rubbermaid              COM              651229106     4790   100838 SH       SOLE                    54150             46688
NiSource Inc                   COM              629140104      243     9000 SH       SOLE                     9000
PeopleSoft Inc                 COM              712713106     1384    94600 SH       SOLE                    60600             34000
Pepsico                        COM              713448108     4530   115600 SH       SOLE                    64100             51500
Pfizer                         COM              717081103     1651    11900 SH       SOLE                     7100              4800
Physiometrix Inc               COM              718928104       12    10000 SH       SOLE                                      10000
Procter & Gamble               COM              742718109     1264    12906 SH       SOLE                     3750              9156
Regions Financial              COM              758940100     4560   131710 SH       SOLE                    70610             61100
SBC Communications             COM              78387G103      393     8328 SH       SOLE                     3684              4644
Sangstat Med Corp              COM              801003104      560    45243 SH       SOLE                    45243
Sara Lee                       COM              803111103     3906   157820 SH       SOLE                    83240             74580
Schering Plough                COM              806605101     6509   117819 SH       SOLE                    46384             71435
Schlumberger                   COM              806857108     4990    82900 SH       SOLE                    44650             38250
Servicemaster                  COM              81760N109     3848   189429 SH       SOLE                   100978             88451
Sherwin Williams               COM              824348106     5944   211350 SH       SOLE                   114900             96450
Standard and Poor's Deposit Re COM              78462F103      243     1891 SH       SOLE                     1891
State Street Corp              COM              857477103      206     2500 SH       SOLE                                       2500
Sun Microsystems               COM              866810104     6285    50253 SH       SOLE                    25108             25145
Sungard Data Systems           COM              867363103     6622   165559 SH       SOLE                    99359             66200
Vantive Corp                   COM              922091103      241    20000 SH       SOLE                                      20000
Venator                        COM              922944103       71    10000 SH       SOLE                                      10000
Versar Inc                     COM              925297103       24    10000 SH       SOLE                                      10000
W W Grainger                   COM              384802104     3001    69700 SH       SOLE                    41775             27925
Walgreen                       COM              931422109     2950   104420 SH       SOLE                    55420             49000
Warner Lambert                 COM              934488107      564     8520 SH       SOLE                                       8520
Whole Foods Market             COM              966837106     4776   138930 SH       SOLE                    74155             64775
Yahoo!                         COM              984332106     1869    11099 SH       SOLE                    11099
MF 96 Partners LP              PTN                               8    10000 SH       SOLE                                      10000
MFA Fund III LP                PTN                              10    25000 SH       SOLE                                      25000
BP Amoco PLC (UK)              FRGN             055622104     2878    28495 SH       SOLE                    16377             12118
Elan Corp PLC ADR (IRE)        FRGN             284131208     3550    50903 SH       SOLE                    32503             18400
HSBC Holdings PLC ADR (HK)     FRGN             404280307     1514     4827 SH       SOLE                     2785              2042
Hong Kong Telecom ADR (HK)     FRGN             438579203     1504    76900 SH       SOLE                    45285             31615
Nortel Networks Corporation    FRGN             656569100     1861    29958 SH       SOLE                    16408             13550
Panamerican Beverages          FRGN             p74823108     1634    93060 SH       SOLE                    51750             41310
Royal Dutch NY (NETH)          FRGN             780257804      245     2012 SH       SOLE                                       2012
Sony Corp ADR New (JPN)        FRGN             835699307     4155    45500 SH       SOLE                    25500             20000